May 01, 2016
FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient High Yield Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Salient High Yield Fund Class C Prospectus

(“Load Prospectus”) and Salient High Yield Fund Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2016, as supplemented

Effective December 1, 2016, Forward Funds, on behalf of the Salient High Yield Fund (the “Fund”), entered into an expense limitation agreement with Forward Management, LLC d/b/a Salient (“Salient Management”), the Fund’s investment advisor, pursuant to which Salient Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class C and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.40%, 1.00%, 1.90% and 0.90%, respectively. Accordingly, effective December 1, 2016, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 42 of the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.51%	0.36%
Dividend and Interest Expense on Short Sales(1)	0.40%	0.40%
Interest Expense on Borrowings(1)	0.08%	0.08%
Total Other Expenses	0.99%	0.84%
Total Annual Fund Operating Expenses	1.74%	1.34%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.74%	1.34%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.40% and 1.00%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$177	$136
3 Years	$548	$424
5 Years	$943	$734
10 Years	$2,049	$1,611

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The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund on page 41 of the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C
Management Fee	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Dividend and Interest Expense on Short Sales(1)	0.40%
Interest Expense on Borrowings(1)	0.08%
Total Other Expenses	0.99%
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and/or Expense Reimbursement(2)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.24%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.90%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C
1 Year	$327
3 Years	$700
5 Years	$1,199
10 Years	$2,571

You would pay the following expenses if you did not redeem your shares:

Class C
1 Year	$227
3 Years	$700
5 Years	$1,199
10 Years	$2,571

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The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 15 of the Class Z Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management Fee	0.50%
Distribution (12b-1) Fees	N/A
Other Expenses	0.26%
Dividend and Interest Expense on Short Sales(1)	0.40%
Interest Expense on Borrowings(1)	0.08%
Total Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement(2)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%

(1)	Dividend and Interest Expense on Short Sales and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until December 1, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.90%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 Year	$126
3 Years	$393
5 Years	$681
10 Years	$1,498

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